                     UNIVERSAL ANNUITY ADVANTAGE PROSPECTUS

This prospectus describes Universal Annuity Advantage, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We"). The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) you select and, subject to availability, the interest credited to the Fixed (Flexible Annuity) Account. The Funding Options available for all Contracts are:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Growth and Income
  Contrafund(R) Portfolio -- Service Class 2          Portfolio -- Class B
  Equity-Income Portfolio -- Initial Class         Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Portfolio -- Service Class 2                A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Oppenheimer Capital Appreciation
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Fund Portfolio -- Class A
  Overseas Portfolio                               Pioneer Strategic Income Portfolio -- Class
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             A
  Legg Mason Partners Variable Aggressive          Third Avenue Small Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Appreciation        Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class I                        METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         Barclays Capital Aggregate Bond Index
     Value Portfolio -- Class I                       Portfolio -- Class A
  Legg Mason Partners Variable Investors           BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Large Cap           BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Social              BlackRock Money Market Portfolio -- Class A
     Awareness Portfolio                           MetLife Aggressive Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Conservative Allocation
     Rate Income Portfolio                            Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  Batterymarch Growth and Income                      Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
  Harris Oakmark International                     Morgan Stanley EAFE(R) Index
     Portfolio -- Class A                             Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 Oppenheimer Global Equity
  Lazard Mid Cap Portfolio -- Class A                 Portfolio -- Class A
  Loomis Sayles Global Markets                     Russell 2000(R) Index Portfolio -- Class A
     Portfolio -- Class A                          T. Rowe Price Small Cap Growth
  Lord Abbett Bond Debenture                          Portfolio -- Class B
     Portfolio -- Class A                          Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Contract, certain contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200 West Des Moines, IA 50266, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED: MAY 1, 2009

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     5
Fee Table...............................................................     8
Condensed Financial Information.........................................    12
The Annuity Contract....................................................    12
  Contract Owner Inquiries..............................................    13
  Purchase Payments.....................................................    14
  Purchase Payments -- Section 403(b) Plans.............................    14
  Accumulation Units....................................................    15
  The Funding Options...................................................    15
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    20
Fixed Account...........................................................    20
Charges and Deductions..................................................    21
  General...............................................................    21
  Withdrawal Charge.....................................................    21
  Free Withdrawal Allowancee............................................    22
  Transfer Charge.......................................................    22
  Contract Administrative Charge........................................    22
  Mortality and Expense Risk Charge.....................................    23
  Guaranteed Minimum Withdrawal Benefit Charge..........................    23
  Funding Option Expenses...............................................    23
  Premium Tax...........................................................    23
  Changes in Taxes Based upon Premium or Value..........................    23
Transfers...............................................................    23
  Market Timing/Excessive Trading.......................................    24
  Dollar Cost Averaging.................................................    25
Access to Your Money....................................................    26
  Systematic Withdrawals................................................    27
  Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
     Guarantee")........................................................    27
  Loans.................................................................    29
Ownership Provisions....................................................    29
  Types of Ownership....................................................    29
  Contract Owner........................................................    29
  Beneficiary...........................................................    29
  Annuitant.............................................................    30
Death Benefit...........................................................    30
  Death Proceeds before the Maturity Date...............................    30
  Payment of Proceeds...................................................    32
  Spousal Contract Continuance..........................................    33
  Beneficiary Contract Continuance......................................    34
  Planned Death Benefit.................................................    34
  Death Proceeds after the Maturity Date................................    35
  Interest on Death Proceeds............................................    35
  Total Control Account.................................................    35
The Annuity Period......................................................    35
  Maturity Date.........................................................    35
  Allocation of Annuity.................................................    36
  Variable Annuity......................................................    36
  Fixed Annuity.........................................................    36
Payment Options.........................................................    36
  Election of Options...................................................    36
  Annuity Options.......................................................    37
Miscellaneous Contract Provisions.......................................    38
  Right to Return.......................................................    38
  Termination...........................................................    38
  Required Reports......................................................    38
  Assignment............................................................    38
  Suspension of Payments................................................    38
  Misstatement..........................................................    39
The Separate Account....................................................    39
  Performance Information...............................................    40
Federal Tax Considerations..............................................    40
  General...............................................................    41
  Qualified Contracts...................................................    43
  TSAs (ERISA and non-ERISA) - 403(b)...................................    45
  Individual Retirement Annuities.......................................    47
  Traditional IRA Annuities.............................................    47
  Roth IRA Annuities....................................................    48
  SEPs Annuities........................................................    50
  KEOGH.................................................................    51
  401(k)................................................................    51
  Non-Qualified Annuities...............................................    51
  Separate Account Charges..............................................    54
  Puerto Rico Tax Considerations........................................    55
Other Information.......................................................    58
  The Insurance Company.................................................    58
  Financial Statements..................................................    58
  Distribution of the Contracts.........................................    58
  Conformity with State and Federal Laws................................    60
  Voting Rights.........................................................    60
  Contract Modification.................................................    61
  Postponement of Payment (the "Emergency Procedure")...................    61
  Restrictions on Financial Transactions................................    61
  Legal Proceedings.....................................................    61
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: The Fixed Account...........................................   F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previoulsy deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Cotnract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which we have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

                                    SUMMARY:

                           UNIVERSAL ANNUITY ADVANTAGE

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a choice of death benefits as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account, that is part of the general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) individual retirement annuities; (3) other qualified retirement Plans; and (4) Beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to You. See the Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group "allocated" Contract is purchased, We issue Certificates to the individual participants. Where We refer to "You," We are referring to the individual Contract Owner or the group participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts".

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You will receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an individual retirement Annuity, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to Appendix F for possible restrictions between the Fixed Account and the Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. The M&E risk charge is an annual charge and depends on the death benefit option You select at purchase. We deduct the M&E risk charge at an annual rate of 1.25% if You select the Standard Death Benefit, and 1.40% if You select the Annual Step-Up to Age 75 death benefit.

Each Underlying Fund also charges for management costs and other expenses.

We also deduct a semiannual Contract administrative charge of $15 until the Maturity Date from amounts allocated to the Separate Account. This charge is waived if Your Contract Value is $60,000 or greater on the date the charge is assessed. It is also waived on distribution of proceeds due to death.

If You withdraw or commute amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

If You select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? At the time of purchase, You may choose the "Standard" Death Benefit or the "Annual Step-Up to age 75" Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to You, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If Your spouse is named as an owner and/or Beneficiary, and You die prior to the Maturity Date, Your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the Beneficiary. This feature applies to a spousal joint Contract Owner and/or Beneficiary only, and is only available to non-qualified Contracts and individual retirement Annuities.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of Your investment. Under this benefit, we will pay You a percentage of Your investment every year until Your investment has been returned in full, regardless of market performance. Depending on when You elect to begin receiving payments and which GMWB rider You select, the maximum amount of Your investment that You receive each year is 5% or 10%. When You add Purchase Payments to Your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transferContract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made.........   5.00%
If withdrawn 5 or more years after the Purchase Payment is made........      0%
TRANSFER CHARGE(1).....................................................     $10
(assessed on transfers that exceed 12 per year)


---------
(1)   We do not currently assess the transfer charge.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE(2).............................   $15
(assessed on amounts allocated to the Separate Accounts until the
  Maturity Date.)


(2) The Semiannual Contract Administrative Charge is waived if Your Contract Value is $60,000 or greater on the date the charge is assessed, and from distribution of proceeds due to death.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25%. In addition, for optional features, there is a 1.00% charge for GMWB. Below is a summary of all charges that may apply, depending on the death benefit You select and the optional features You select:

                                                                                   ANNUAL STEP-UP TO
                                                                 STANDARD DEATH       AGE 75 DEATH
                                                                     BENEFIT            BENEFIT
                                                                 --------------    -----------------
Mortality and Expense Risk Charge(3).........................         1.25%              1.40%
Maximum GMWB Charge(4).......................................         1.00%              1.00%
                                                                      -----              -----
Total Annual Separate Account Charges with GMWB Selected.....         2.25%              2.40%


(3)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; 0.10% of the Subaccount investing in the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.; 0.12% for the Subaccount investing in the BlackRock Bond Income Portfolio of the Metropolitan Series Fund, Inc.; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value
      Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B of the Metropolitan Series Fund, Inc.; and the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.68% for the Subaccount investing in the Oppenheimer Capital Appreciation Portfolio -- Class A of the Met Investors Series Trust.

(4)   The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.79%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class
     2...........................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
  Equity-Income
     Portfolio -- Initial Class..    0.46%         --       0.11%           --          0.57%          --          0.57%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.12%           --          0.93%          --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+............    0.50%       0.25%      0.28%         0.02%         1.05%        0.02%         1.03%(1)
  Templeton Developing Markets
     Securities Fund.............    1.24%       0.25%      0.29%         0.01%         1.79%        0.01%         1.78%(1)
  Templeton Foreign Securities
     Fund........................    0.64%       0.25%      0.15%         0.02%         1.06%        0.02%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Overseas Portfolio.............    0.64%       0.25%      0.05%           --          0.94%          --          0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.04%           --          0.79%          --          0.79%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.70%         --       0.06%         0.01%         0.77%          --          0.77%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.05%           --          0.80%          --          0.80%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.64%         --       0.09%           --          0.73%          --          0.73%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --          0.83%(2)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.19%           --          0.94%          --          0.94%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.24%           --          0.91%          --          0.91%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.42%           --          1.22%          --          1.22%(2)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
MET INVESTORS SERIES TRUST
  Batterymarch Growth and Income
     Portfolio -- Class A........    0.65%         --       0.05%           --          0.70%        0.05%         0.65%(3)
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.04%           --          0.77%          --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.63%         --       0.06%           --          0.69%          --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.07%           --          0.86%          --          0.86%
  Harris Oakmark International
     Portfolio -- Class A........    0.78%         --       0.07%           --          0.85%          --          0.85%
  Janus Forty Portfolio -- Class
     A...........................    0.64%         --       0.03%           --          0.67%          --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.05%           --          0.74%          --          0.74%(4)
  Loomis Sayles Global Markets
     Portfolio -- Class A........    0.68%         --       0.05%           --          0.73%          --          0.73%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.50%         --       0.03%           --          0.53%          --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.50%       0.25%      0.03%           --          0.78%          --          0.78%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.03%           --          0.89%          --          0.89%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........    0.59%         --       0.03%           --          0.62%          --          0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.49%         --       0.04%           --          0.53%          --          0.53%
  PIMCO Total Return
     Portfolio -- Class B++......    0.48%       0.25%      0.05%           --          0.78%          --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................    0.70%         --       0.29%           --          0.99%          --          0.99%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.04%           --          1.02%          --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B++......    0.58%       0.25%      0.03%           --          0.86%          --          0.86%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(6)
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.72%       0.10%      0.05%           --          0.87%          --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.05%           --          0.43%        0.01%         0.42%(7)
  BlackRock Diversified
     Portfolio -- Class A........    0.45%         --       0.04%           --          0.49%          --          0.49%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A++.........................    0.73%         --       0.05%           --          0.78%        0.01%         0.77%(8)
  BlackRock Money Market
     Portfolio -- Class A........    0.32%         --       0.02%           --          0.34%        0.01%         0.33%(9)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.03%         0.72%         1.10%        0.03%         1.07%(10)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.02%         0.56%         0.93%        0.02%         0.91%(10)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.09%       0.25%      0.01%         0.61%         0.96%          --          0.96%(10)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.65%         0.97%          --          0.97%(10)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.68%         1.00%          --          1.00%(10)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(6)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.08%           --          0.80%        0.07%         0.73%(11)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(12)
  Oppenheimer Global Equity
     Portfolio -- Class A........    0.52%         --       0.09%           --          0.61%          --          0.61%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(6)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.48%         --       0.04%           --          0.52%          --          0.52%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.
(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(3) The Investment Manager has contractually agreed to permanently limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.65% of the first $500 million of average daily net assets, plus 0.55% of such assets over $500 million up to $1 billion, plus 0.50% of such assets over $1 billion up to $1.5 billion, plus 0.45% of such assets over $1.5 billion up to $2 billion, plus 0.40% of such assets over $2 billion.
(4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.
(5) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.
(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.
++    This portfolio is not available for investment prior to May 4, 2009.

EXAMPLE

The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect all of the available optional benefits.

EXAMPLE 1

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $933       $1,756      $2,636      $4,425      $433       $1,306      $2,186
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $784       $1,312      $1,908      $3,026      $284       $  862      $1,458
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,425
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,026


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Universal Annuity Advantage is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. You may make additional Purchase Payments.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to You.

                                                                 MAXIMUM AGE BASED ON THE OLDER OF THE
               DEATH BENEFIT/OPTIONAL FEATURE                  OWNER AND ANNUITANT ON THE CONTRACT DATE
-----------------------------------------------------------    ----------------------------------------
Standard Death Benefit                                                            80
Annual Step-Up to Age 75 Death Benefit                                            74


Since Optional Death Benefits carry higher charges, You should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement Annuity does not provide any additional tax deferral benefits beyond those provided by the Plan or the individual retirement Annuity. Accordingly, if You are purchasing this Contract through a Plan or individual retirement Annuity, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

Because the Contract proceeds must be distributed within the time periods required by the Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuations provisions of this Contract will not be available to such partner or same sex marriage spouse.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin. Minimum average Purchase Payment amounts are:

     - individual retirement Annuities: $1,000; $100 minimum for subsequent payment

     -    other tax-qualified retirement Plans: $20

     - non-qualified Contracts: $1,000; minimum of $100 for subsequent payment.

Any Purchase Payment that would cause the aggregate Purchase Payments under the Contract to exceed $1,000,000 are subject to Our approval at Our Home Office. Additional Purchase Payments are not permitted for Contracts purchased with a Beneficiary-directed transfer of death benefit proceeds. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in Your Contract.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract/Certificate, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company Subadviser: FMR Co.,
                                   potential for capital               Inc., Fidelity Research &
                                   appreciation. The fund's goal is    Analysis Company
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the
                                   Standard & Poor's 500SM Index
                                   (S&P 500(R)).
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund+
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC Subadviser: Franklin
                                                                       Templeton Investment Management
                                                                       Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Overseas Portfolio                 Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental Value                Current income is a secondary       Advisor, LLC Subadviser:
  Portfolio -- Class I             consideration.                      ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Investors Portfolio -- Class I   capital. Current income is a        Advisor, LLC Subadviser:
                                   secondary objective.                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason Partners Variable       Seeks capital appreciation and      Legg Mason Partners Fund
  Social Awareness Portfolio       retention of net investment         Advisor, LLC Subadviser: Legg
                                   income.                             Mason Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current       Legg Mason Partners Fund
  Adjustable Rate Income           income and to limit the degree      Advisor, LLC Subadviser: Western
  Portfolio                        of fluctuation of its net asset     Asset Management Company
                                   value resulting from movements
                                   in interest rates.
MET INVESTORS SERIES TRUST++
Batterymarch Growth and Income     Seeks long-term accumulation of     MetLife Advisers, LLC
  Portfolio -- Class A             principal through capital           Subadviser: Batterymarch
                                   appreciation and retention of       Financial Management, Inc.
                                   net investment income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks to provide total return       MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real          Subadviser: ING Clarion Real
                                   estate securities, emphasizing      Estate Securities, L.P.
                                   both capital appreciation and
                                   current income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Met/AIM Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Aim Capital
                                                                       Management, Inc.
Oppenheimer Capital Appreciation   Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the return of the    MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.              Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.

Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer Our Fixed Account as a funding option. Please refer to Your Contract and Appendix F for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and

     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to withdrawal charges.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

     (a)  any Purchase Payments to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

     (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

     (d)  from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge due to:

     - the death of the Contract Owner or Annuitant with no Contingent Annuitant surviving;

     - minimum distributions (as defined by the Code) taken under Our Managed Distribution Program then in effect if elected by the Contract Owner by Written Request;

     -    the start of a Life Annuity option;

     - the start of Payments for a Fixed Period of at least a 5-year duration;

     - disability of the Annuitant, subsequent to the Contract Date, as defined by the Code, for Contracts issued as 403(b) plan; or

     - a distribution under a Contract issued as a 403(b) plan where the Annuitant is over age 55 and retired and the Contract has been in effect for at least 5 years. Payment must be made to the Contract Owner. Proof of retirement is required if the Annuitant is under age 65.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year and prior to the Maturity Date, You may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The 10% free withdrawal allowance may not exceed the amount of total Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance is not cumulative (i.e. if You only withdraw 5% of Your Contract Value in year 3 and then in year 4 seek to withdraw 15% of Your Contract Value under the free withdrawal allowance only 10% of Your Contract Value is subject to the allowance as the 5% not used in year 3 cannot be carried over). The free withdrawal provision applies to all withdrawals. You may withdraw the Free Withdrawal Allowance during the first Contract Year if taken under a systematic withdrawal program.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.

CONTRACT ADMINISTRATIVE CHARGE

Before the Maturity Date, We deduct a semiannual Contract administrative charge of $15 in June and December of each year from amounts allocated to the Separate Accounts. This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of purchase or participation in the plan. This charge is waived if Your Contract Value is $60,000 or greater on the date the charge would be assessed. It is also waived from distribution of proceeds due to death. The charge compensates Us for expenses incurred in establishing and maintaining the Contract. We will also prorate this charge if You surrender Your Contract, or if We terminate Your Contract.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in each Separate Account applicable to the Funding Options You select. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. If You choose the Standard Death Benefit, the M&E charge is 1.25% annually. If You select the Annual Step-Up to Age 75 Death Benefit, the M&E charge is equal to 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Funding Option. The current charge is 0.40%. Your current charge will not change unless You reset Your benefits, at which time We may modify the charge.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We will deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix F.

Currently, there are no charges for transfers; however, We reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Overseas Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Oppenheimer Global Equity Portfolio, the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be transferred into the money market Funding Option.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. Transfers made under any DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.

For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Contract Owner's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, You may choose to participate in the Managed Distribution Program. At no cost to You, You may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if You are participating in the Managed Distribution Program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of Your Purchase Payment regardless of market conditions if You do not withdraw more than a certain amount per year. Once You elect this benefit, You cannot cancel it. You may elect the benefit at the time You purchase Your Contract, or You may elect to add the benefit to Your Contract at any time after Your Contract Date. You may only elect this benefit if You are age 55 or older. GMWB will automatically terminate upon annuitization or if You assign Your Contract to a different Contract Owner.

If You elect the benefit at the time You purchase Your Contract, Your initial Purchase Payment is used to determine Your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to You subject to the conditions below. If You elect to add the benefit to Your Contract after Your Contract Date, Your Contract Value on the date You elect the benefit is used to determine Your initial RBB. The maximum amount You may withdraw on an annual basis without an adverse effect on Your guarantee is Your annual withdrawal benefit ("AWB").

If You make Your first withdrawal within three full years after the effective date of Your GMWB, Your AWB will equal 5% of Your RBB immediately prior to Your first withdrawal. If You begin making withdrawals more than three complete years after the effective date of Your GMWB, Your AWB will equal 10% of Your RBB immediately prior to Your first withdrawal. Your AWB may be taken on any payment schedule You request, e.g. monthly. You may take withdrawals in any dollar amount up to Your AWB without affecting Your guarantee. If You choose to receive only a part of or none of Your AWB in any given year, Your RBB and AWB will not increase. You can continue to receive Your AWB until the RBB is depleted. If You take a partial withdrawal, and Your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to Your AWB.

Your RBB and AWB will not change unless You make subsequent Purchase Payments or take withdrawals from Your Contract, as described below.

If You make subsequent payments, We will recalculate Your RBB and Your AWB. Your new RBB equals Your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When Your RBB is adjusted because You have made a subsequent Purchase Payment, Your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when You have taken Your first withdrawal.

We must consent to any RBB over $1 million. We may impose a maximum RBB in the future. We would impose the maximum RBB by excluding subsequent premium payments from the RBB. Such a maximum would not apply to any RBB to which We previously consented. These restrictions may apply differently depending on the state in which Your Contract is issued.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than Your AWB immediately prior to the current withdrawal, We will recalculate Your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, We will recalculate both Your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on Your RBB and AWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Funding Options selected by You. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume Your initial RBB is $100,000, Your age is less than 70, and You take a withdrawal of $10,000 after Your first GMWB
Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB

-------------------------------------------------------------------------------------------------------------------------------
                            ASSUMES 10% GAIN ON INVESTMENT                           ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------------
                CONTRACT                                                 CONTRACT
                  VALUE             RBB                 AWB (5%)           VALUE             RBB                 AWB (5%)
-------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE
CONTRACT DATE
(OR GMWB
EFFECTIVE
DATE)           $100,000         $100,000                $5,000          $100,000         $100,000                $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL,
CONTRACT YEAR
TWO (OR GMWB
ELECTION YEAR
TWO)            $110,000         $100,000                $5,000           $90,000         $100,000                $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL,
CONTRACT YEAR                     $90,909                $4,545                            $88,889                $4,444
TWO (OR GMWB
ELECTION YEAR               [100,000 - (100,000     [5,000 - (5,000 x                [100,000 - (100,000      [5,000 - (5,000
TWO)            $100,000    x 10,000/110,000)]      90,909/100,000)]      $80,000     x 10,000/90,000)]     x 88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)       $10,000          $9,091                  $455            $10,000          $11,111                 $556
-------------------------------------------------------------------------------------------------------------------------------


You may choose to reset Your RBB to equal Your current Contract Value any time on or after the 5(th) Contract Date anniversary if You elect the benefit at the time You purchase Your Contract (or on or after the 5(th) GMWB election anniversary). Depending on Your Contract Value and the current fee for GMWB, it may not be beneficial to reset Your RBB. Generally, it may be beneficial to reset Your RBB if Your Contract Value exceeds Your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if

You reset Your RBB, Your new AWB may be higher or lower than Your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If Your first withdrawal from the Contract is prior to Your third Contract Date anniversary (or Your 3rd GMWB election anniversary), Your AWB will equal 5% of Your RBB after any reset. Similarly, if You began taking withdrawals after Your third Contract Year (or after Your 3rd GMWB election anniversary), Your AWB will equal 10% of Your RBB after any reset. In addition, the length of time over which You can expect to receive Your RBB will be reset. Once You become eligible to reset Your RBB, We reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If Your Contract Value reaches zero, and You have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to You until the RBB is depleted, not more frequently than monthly. Upon Your death, Your Beneficiary will receive these payments. No other death benefit will be paid.

     - The total annual payment amount will equal the AWB and will never exceed Your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or Beneficiary continues this Contract upon Your death, and You had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in Your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on Your Contract at the same time. If You anticipate needing a loan, You should not purchase GMWB.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, You may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the Beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Contract Owner or the Annuitant dies and there is no surviving Contingent Annuitant. At purchase, You elect either the Standard Death Benefit or the Annual Step-Up to Age 75 Death Benefit. We calculate the death benefit at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal Contract continuance or Beneficiary Contract continuance in Good Order (Death Report
Date).

Two different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit to Age 75

The Annual Step-Up Death Benefit to Age 75 may not be available in all jurisdictions.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any Premium Tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

Upon the death of the Annuitant, the death benefit payable as of the Death Report Date will be the greatest of (a), (b) or (c) below, each reduced by any applicable Premium Tax or outstanding loan balance:

     a)   the Contract Value on the Death Report Date; or

     b)   the Adjusted Purchase Payment (as described below); or*

     c)   the Five-Year Step-Up Value to Age 75 (if any, as described below).

* If You have elected the GMWB Rider (Principal Guarantee) Your adjusted Purchase Payment will NOT be calculated as described below but will be equal to Your aggregate Purchase Payments minus Your aggregate withdrawals from the date the rider is added to Your Contract.

ADJUSTED PURCHASE PAYMENT

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

FIVE-YEAR STEP-UP VALUE TO AGE 75

A Step-Up Value will be established on the fifth Contract Date anniversary that occurs on or prior to the date of death. The Step-Up Value will initially equal the Contract Value on that anniversary. On each Contract Date anniversary that occurs five (5) years from when the last Step-Up Value was determined before the Annuitant's 75th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 75(th) birthday will be those related to additional Purchase Payments or partial surrenders as described below. If either the Death Report Date or the Annuitant's 75th birthday occurs before the fifth Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION

FOR THE ADJUSTED PURCHASE PAYMENT:

A partial surrender reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

FOR THE STEP-UP VALUE:

The partial surrender reduction is equal to (1) the Step-Up Value in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value, immediately prior to the partial surrender.

If You are age 70 or older when You purchase this Contract, You should consider that there is no Step-Up Value under the Standard Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT TO AGE 75

You may select the Annual Step-Up Death Benefit to Age 75 for an extra charge.

Upon the death of the Annuitant, the death benefit payable as of the Death Report Date will be the greatest of (a), (b) or (c) below, each reduced by any applicable Premium Tax or outstanding loan balance:

     a)   the Contract Value on the Death Report Date; or

     b)   the Adjusted Purchase Payment (as described below); or*

     c)   the Annual Step-Up Value to Age 75 (if any, as described below).

* If You have elected the GMWB Rider (Principal Guarantee) Your adjusted Purchase Payment will NOT be calculated as described below but will be equal to Your aggregate Purchase Payments minus Your aggregate withdrawals from the date the rider is added to Your Contract.

ADJUSTED PURCHASE PAYMENT

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

ANNUAL STEP-UP VALUE TO AGE 75

A Step-Up Value will be established on the first Contract Date anniversary that occurs on or prior to the date of death. The Step-Up Value will initially equal the Contract Value on that anniversary. On each Contract Date anniversary that occurs before the Annuitant's 75th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described above. The only changes made to the Step-Up Value on or after the Annuitant's 75th birthday will be those related to additional Purchase Payments or partial surrenders as described above. If either the Death Report Date or the Annuitant's 75th birthday occurs before the first Contract Date anniversary, there is no Step-Up Value.

The Annual Step-Up Death Benefit to Age 75 is not available if You or Your Annuitant is age 75 or older on the Contract Date.

PARTIAL SURRENDER REDUCTION

FOR THE ADJUSTED PURCHASE PAYMENT:

A partial surrender reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

FOR THE STEP-UP VALUE:

The partial surrender reduction is equal to (1) the Step-Up Value in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value, immediately prior to the partial surrender.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                 UNLESS...                  APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The Beneficiary (ies), or if   Unless the Beneficiary         Yes
ANNUITANT)                    none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                 UNLESS...                  APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The Beneficiary (ies), or if   Unless the Beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The Beneficiary (ies), or if   Unless the Beneficiary         Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                                                             Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The Beneficiary (ies) (e.g.                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      the trust) or if none, to                                     Annuitant is
                              the owner.                                                    treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                 UNLESS...                  APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The Beneficiary(ies), or if    Unless the Beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH INDIVIDUAL RETIREMENT ANNUITIES ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of Your death, if Your spouse is named as an owner and/or Beneficiary, and You die before the Maturity Date, Your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the Beneficiary. If You were the Annuitant and Your spouse elects to continue the Contract, Your spouse will be named the Annuitant as of the Death Report Date.

If Your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the Funding Options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract with certain exceptions described in the Contract. Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if Your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of Your Contract will be based on Your spouse's age on the Death Report Date as if Your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal Contract continuance is available only once for each Contract.

For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuation except all values used to calculate the death benefit, which may include a Step-Up Value, are reset on the date the spouse continues the Contract.

Please note that spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than individual retirement Annuities.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, and take required distributions over time, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due

Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner, participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.

INTEREST ON DEATH PROCEEDS

Any interest on death proceeds will be paid in accordance with rules in effect in the state where the Contract Owner resided at the time of death.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). The Maturity Date must be at least 13 months after the Contract Date. You can also choose among Annuity options or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor ; or (d) for a fixed period. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase Your Contract. Unless You elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. This requirement may be changed by Us.

At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday, or ten years after the Contract date, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.5% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.5% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed. Once Annuity Payments have begun, the Contract has no Cash Surrender Value and no full or partial withdrawals are permitted, except if You select a Variable Annuity under Option 5 Payments for a Fixed Period.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options".)

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $100, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited under joint and last survivor life annuity options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated. The Beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. If You elect this option as a Variable Annuity, at any time after the Maturity Date, You may elect to redeem all remaining guaranteed Fixed Period payments and receive a present value in a lump sum. The interest rate used to calculate the present value is 4.5%, which is a rate 1.0% higher than the 3.5% assumed daily net investment factor applicable under the Contract. The remaining payments for the Fixed Period selected are assumed to be level payments equal to the most recent period certain payment for the Fixed Period prior to the request for a lump sum, adjusted for the investment experience of the applicable Funding Options since the prior determination. Withdrawal charges may be applicable and will be deducted from the present value the same as if You fully surrendered Your Contract. For the purpose of calculating the withdrawal charge, Annuity Payments will be treated as partial withdrawals. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an individual retirement Annuity, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $2,000 and You have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to Your last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax, and less any applicable administrative charge. In certain states, We may be required to pay You the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

ASSIGNMENT

A non-qualified Contract may be assigned. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may have tax consequences, so You should consult with Your tax adviser. A Qualified Contract may not be transferred or assigned, unless allowed by applicable law.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT


We may require proof of age or sex (where permitted) of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age or sex (where permitted). Annuity rates will not be less than those guaranteed in the Contract.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Fund U for Variable Annuities ("Fund U") . On December 8, 2008, Fund U, along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").

In connection with the Combination, We transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs") (ERISA and non-ERISA), individual retirement annuities ("IRAs") (including Simplified Employee Pensions ("SEP"s), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity Contracts (including TSAs, IRAs, Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of annuity You purchase (e.g., IRA or TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth (or Roth IRA) earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                      -----------------------------------------------------
                                                         TYPE OF CONTRACT
-------------------------------------------------------------------------------------------
                                                          403(B)
                                                           -TSA
                                                           AND
                                                           TSA                        NON-
                                        401(K)   KEOGH    ERISA     IRA      SEP      QUAL
-------------------------------------------------------------------------------------------
In a series of substantially equal
payments made annually (or more
frequently) for life or life              X(1)     X(1)     X(1)     X        X        X
expectancy (SEPP)
-------------------------------------------------------------------------------------------

After You die                             X        X        X        X        X        X
-------------------------------------------------------------------------------------------

After You become totally disabled (as
defined in the Code)                      X        X        X        X        X        X
-------------------------------------------------------------------------------------------

To pay deductible medical expenses        X        X        X        X        X
-------------------------------------------------------------------------------------------

After Separation from service if You
are over 55 at time of separation(1)      X        X        X
-------------------------------------------------------------------------------------------

After December 31, 1999 for IRS
levies                                    X        X        X        X        X
-------------------------------------------------------------------------------------------

To pay medical insurance premiums if
You are unemployed                                                   X        X
-------------------------------------------------------------------------------------------

For qualified higher education
expenses, or                                                         X        X
-------------------------------------------------------------------------------------------


                                      -----------------------------------------------------
                                                         TYPE OF CONTRACT
-------------------------------------------------------------------------------------------
                                                          403(B)
                                                           -TSA
                                                           AND
                                                           TSA                        NON-
                                        401(K)   KEOGH    ERISA     IRA      SEP      QUAL
-------------------------------------------------------------------------------------------
For qualified first time home
purchases up to $10,000                                              X        X
-------------------------------------------------------------------------------------------

Pursuant to qualified domestic
relations orders                          X        X        X
-------------------------------------------------------------------------------------------
Certain immediate income annuities
providing a series of substantially
equal periodic payments made annually                                                  X
(or more frequently) over the
specified payment period
-------------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a variable annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and annuity payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. An important exception is that Your account may be transferred pursuant to a qualified domestic relations order
(QDRO).

Please consult the specific section for the type of annuity You purchased to determine if there are restrictions on withdrawals, transfers or annuity payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to a Traditional IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

For IRAs (including SEPs), You must begin receiving withdrawals by April 1 of the year in which You reach age 70 1/2 even if You have not retired.

Under recently enacted legislation, You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, You are still required to receive Your first RMD payment by April 1, 2009. In contrast, if Your first RMD would have been due by April 1, 2010, You are not required to take such distribution; however, Your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if You died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if You are receiving Annuity Payments under Your Contract. The RMD rules are complex, so consult with Your tax adviser before waiving Your 2009 RMD payment.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each Section 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several TSA arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether annuity payments under a variable annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs.

You may not satisfy minimum distributions for one type of IRA or qualified Plan with distributions from an account or annuity contract under another type of IRA or qualified Plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or annuity payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your sole Beneficiary and Your contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if You meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Starting in 2010, certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an individual retirement annuity Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA or eligible retirement Plan, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of IRA, Section 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the participant including current taxation of amounts under the Contract.

TSAS (ERISA AND NON-ERISA) - 403(B)

TSAs fall under Section 403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for TSA Contracts issued on or after January 1, 2009.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a TSA/ 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

SECTION 403(B) COLLATERALIZED LOANS

If Your employer's plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


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Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

TRADITIONAL IRAS, ROTH IRAS AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Contract offers death benefits and optional benefits that in some cases may exceed the greater of the Purchase Payments or the Account Value which could conceivably be characterized as life insurance.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) Purchase Payments. Deductible or pre-tax Purchase Payments will be taxed when distributed from the Contract.

You must be both the Contract Owner and the Annuitant under the Contract. Your IRA annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer Your IRA proceeds to a similar IRA or certain eligible retirement Plans of an employer without incurring federal income taxes if certain conditions are satisfied.

Consult Your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA or SEP.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2.

Except for permissible rollovers and direct transfers, Purchase Payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. For additional information see IRS Publication 590 available at www.irs.gov.

     - Individuals age 50 or older can make an additional "catch-up" Purchase Payment (assuming the individual has sufficient compensation).

     - If You are an active participant in a retirement Plan of an employer, Your contributions may be limited.

     - Purchase Payments in excess of these amounts may be subject to a penalty tax.

     - If contributions are being made under a SEP or a SAR-SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

     - These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement Plans.

     - If certain conditions are met, You can change Your Traditional IRA Purchase Payment to a Roth IRA before You file Your income tax return (including filing extensions).

WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement Plans) and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs. We will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code. Also see general section titled "Withdrawals" above.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.

ROTH IRA ANNUITIES

Roth IRAs are different from other IRAs because You have the opportunity to enjoy tax-free earnings. However, You can only make after-tax Purchase Payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA Purchase Payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all Your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" Purchase Payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual Purchase Payment limit if Your modified adjusted gross income does not exceed certain limits. Purchase Payments are phased out depending on Your modified adjusted gross income and Your filing status. See IRS Publication 590 available at www.irs.gov for additional information.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult Your independent tax adviser.

Annual Purchase Payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, You can change Your Roth IRA contribution to a Traditional IRA before You file Your income return (including filing extensions).

Roth IRAs may also accept a rollover from other types of eligible retirement Plans (e.g., 403(b), 401(a), and 457(b) Plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If You exceed the Purchase Payment limits You may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:

     - The withdrawal is made at least five taxable years after Your first Purchase Payment to a Roth IRA, And

     - The withdrawal is made: on or after the date You reach age 59 1/2; upon Your death or disability; or for a qualified first time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See Withdrawal chart above. Consult Your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. Generally, You do not pay income tax on withdrawals of Purchase Payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless You meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

     - The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

     - The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

     - The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to federal income tax and an additional 10% penalty tax may apply if You are under age 59 1/2.

     - We may be required to withhold a portion of Your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA if Your modified adjusted gross income does not exceed $100,000 in the year You convert.

If You are married but file separately, You may not convert a Traditional IRA or an eligible retirement plan (other than a designated Roth account) into a Roth IRA.

The above income limit and filing status restriction will not apply for tax years beginning in 2010.

Except to the extent You have non-deductible contributions, the amount converted from an existing IRA or eligible retirement plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

For conversions occurring in 2010, the amount converted into a Roth IRA may be included in Your taxable income ratably over 2011 and 2012 and does not have to be included in Your taxable income in 2010.

Caution: The IRS issued guidance in 2005 requiring the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior 12 months period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax adviser prior to converting. The taxable amount may exceed the Account Value at date of conversion.

Unless You elect otherwise, amounts converted from a Traditional IRA or an eligible retirement Plan (other than a designated Roth account) to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If You mistakenly convert or otherwise wish to change Your Roth IRA contribution to a Traditional IRA contribution, the tax law allows You to reverse Your conversion provided You do so before You file Your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after Your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009. Consult Your tax adviser prior to waiving Your 2009 RMD.

Note that where payments under a Roth immediate Annuity have begun prior to Your death the remaining interest in the Contract must be paid to Your designated Beneficiary by the end of the fifth year following Your death or over a period no longer than the Beneficiary's remaining life expectancy at the time You die.

DEATH BENEFITS

Generally, when You die We must make payment of Your entire interest by the December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death.

If Your spouse is Your Beneficiary, Your spouse may delay the start of required payments until December 31st of the year in which You would have reached age
70 1/2.

If Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.

SEPS ANNUITIES

The Code provides certain contribution limitations and eligibility requirements under SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs.

PURCHASE PAYMENTS TO SEPS.

If contributions are being made under a SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

Except for permissible contributions under the Code made in accordance with the employer's SEP Plan, permissible rollovers and direct transfers, Purchase Payments to SEPs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year. This deductible amount is $5,000 in 2008 (adjusted for inflation thereafter).

Participants age 50 or older can make an additional "catch-up" Purchase Payment of $1,000 a year (assuming the individual has sufficient compensation). This amount may be adjusted annually for inflation. Purchase Payments in excess of this amount may be subject to a penalty tax.

Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2. These age and dollar limits do not apply to tax-free rollovers or transfers.

WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs in the case of SEPs.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements Section for additional information).

If Your spouse is Your Beneficiary, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs).

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.

KEOGH

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

NON-QUALIFIED ANNUITIES

     - Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

     - Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

     - Your non-qualified Contract may be exchanged for another non-qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     - The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or annuity payments are made from either contract involved in the partial exchange within a period of twelve months following the transfers. Certain exceptions may apply. Consult Your own independent tax adviser prior to a partial exchange.

     - Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity Contracts.

     - Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

     - Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

     - When a non-natural person owns a non-qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

     - In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining withdrawals are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and whether a withdrawal includes a non-taxable return of Your Purchase Payment.

ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on

Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

The IRS has not approved the use of an exclusion ratio when only part of an Account Value is used to convert to Annuity Payments.

We will treat the application of less than Your entire Account Value under a non-qualified Contract to a pay-out option (taking an immediate annuity) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if You are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an immediate annuity and tax report the Annuity Payments received under the rules for variable immediate annuities. Consult Your tax attorney prior to partially annuitizing Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate annuity where transfers/ reallocations are permitted between subaccounts or from a subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract).

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.

GUARANTEED WITHDRAWAL BENEFITS

If You have purchased the Guaranteed Minimum Withdrawal Benefit, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Cash Value goes to zero, and any guaranteed withdrawal amount is paid out in fixed installments, We will treat such payments as Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining Your required minimum distributions each year, the actuarial value of this benefit as of the prior December 31(st) must be taken into account in addition to the Account Value of the Contract.


We reserve the right to change Our tax reporting practices where We determine that it is not in accordance with IRS guidance (whether formal or informal).

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits (e.g. the Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



DIVERSIFICATION

In order for Your non-qualified Contract to be considered an annuity Contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     - Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a fixed account or Fixed Annuity option.

     - Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

     - Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a variable annuity Contract under federal tax law and to protect You and other Contract Owners in the subaccounts from adverse tax consequences.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.

A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS

A variable annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or annuity plan. The employer may purchase the annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) annuity contract(s) for his employees.

The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.

If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified annuity plans may be used by an employer to provide additional benefits to key employees.

Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the 1994 Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1165(a) of the 1994 Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.

The 1994 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2010.

A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the 1994 Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the 1994 Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

..

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and MetLife Investors Distribution Company as well as with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2008, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time MetLife pays organizations, associations, and nonprofit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market Our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by Our funding of their programs, scholarships, events or awards, such as principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, We hire the organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             (FORMERLY METLIFE OF CT FUND U FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

        UNIVERSAL ANNUITY ADVANTAGE -- SEPARATE ACCOUNT 1.25%( 3.5% AIR)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/92).............................................  2007       3.605          3.800              (566)
                                                       2006       3.161          3.605       125,779,858
                                                       2005       3.057          3.161       135,422,624
                                                       2004       2.797          3.057       143,469,260
                                                       2003       2.207          2.797       149,014,166
                                                       2002       2.878          2.207       153,048,245
                                                       2001       3.319          2.878       164,059,330
                                                       2000       3.704          3.319       167,537,774
                                                       1999       3.110          3.704       168,819,126

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2006       0.864          0.848                --
                                                       2005       0.762          0.864         4,520,827
                                                       2004       0.712          0.762         3,707,589
                                                       2003       0.585          0.712         2,865,087
                                                       2002       0.856          0.585         2,555,550
                                                       2001       1.000          0.856           848,693

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006       1.739          2.277                --
                                                       2005       1.643          1.739        13,267,629
                                                       2004       1.266          1.643        11,118,920
                                                       2003       1.000          1.266         4,405,737

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2008       1.166          1.102                --
                                                       2007       1.328          1.166        40,774,272
                                                       2006       1.295          1.328        46,637,758
                                                       2005       1.240          1.295        50,311,776
                                                       2004       1.127          1.240        52,507,474
                                                       2003       0.867          1.127        50,882,672
                                                       2002       1.085          0.867        47,369,020
                                                       2001       1.171          1.085        38,640,850
                                                       2000       1.046          1.171        30,292,993
                                                       1999       0.860          1.046         8,736,573

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (1/92)......................................  2007       2.508          2.629                --
                                                       2006       2.367          2.508        75,959,675
                                                       2005       2.303          2.367        86,156,215
                                                       2004       2.211          2.303       100,168,228
                                                       2003       1.898          2.211       112,403,688
                                                       2002       2.105          1.898       123,597,635
                                                       2001       2.223          2.105       146,070,368
                                                       2000       2.343          2.223       162,774,171
                                                       1999       2.135          2.343       193,548,947

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/03)....................................  2008       2.073          1.173        46,606,149
                                                       2007       1.790          2.073        43,439,973
                                                       2006       1.626          1.790        35,656,369
                                                       2005       1.412          1.626        23,029,914
                                                       2004       1.241          1.412        10,198,527
                                                       2003       1.000          1.241         3,102,094

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (7/93)......................................  2008       3.566          2.019        86,884,895
                                                       2007       3.557          3.566        98,421,252
                                                       2006       2.996          3.557       108,477,812
                                                       2005       2.866          2.996       116,341,595
                                                       2004       2.602          2.866       127,917,258
                                                       2003       2.021          2.602       136,244,906
                                                       2002       2.464          2.021       145,200,703
                                                       2001       2.626          2.464       163,252,519
                                                       2000       2.452          2.626       174,162,199
                                                       1999       2.335          2.452       216,707,783

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (1/92).............................................  2008       3.762          3.456             2,879
                                                       2007       3.000          3.762       130,809,388
                                                       2006       2.843          3.000       149,473,762
                                                       2005       2.721          2.843       168,202,894
                                                       2004       2.665          2.721       192,953,222
                                                       2003       2.031          2.665       212,462,546
                                                       2002       2.943          2.031       228,718,721
                                                       2001       3.619          2.943       261,638,873
                                                       2000       4.117          3.619       285,710,512
                                                       1999       3.033          4.117       301,815,334

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008       2.266          1.351        50,187,694
                                                       2007       1.989          2.266        50,405,482
                                                       2006       1.792          1.989        47,892,721
                                                       2005       1.537          1.792        39,447,067
                                                       2004       1.249          1.537        27,002,112
                                                       2003       0.915          1.249        14,086,757
                                                       2002       1.029          0.915         8,998,649
                                                       2001       1.000          1.029         1,515,233

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008       1.192          0.677         5,117,864
                                                       2007       1.085          1.192         5,489,019
                                                       2006       1.011          1.085         4,307,278
                                                       2005       0.977          1.011         4,143,301
                                                       2004       0.887          0.977         3,983,556
                                                       2003       0.654          0.887         3,060,921
                                                       2002       0.929          0.654         1,397,130
                                                       2001       1.000          0.929           499,835

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006       1.458          1.704                --
                                                       2005       1.335          1.458         7,587,012
                                                       2004       1.200          1.335         3,733,761
                                                       2003       1.000          1.200         1,486,942

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008       2.490          1.163        11,470,052
                                                       2007       1.958          2.490        12,717,123
                                                       2006       1.548          1.958        10,660,061
                                                       2005       1.230          1.548         7,796,334
                                                       2004       1.000          1.230           846,095

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008       1.715          1.010         8,057,416
                                                       2007       1.505          1.715         8,002,564
                                                       2006       1.254          1.505         6,548,798
                                                       2005       1.153          1.254         4,261,669
                                                       2004       1.000          1.153         1,034,961

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (1/92)...................................  2007       4.060          4.301                --
                                                       2006       3.386          4.060        45,923,959
                                                       2005       3.301          3.386        47,146,131
                                                       2004       2.883          3.301        50,672,709
                                                       2003       2.207          2.883        53,977,404
                                                       2002       2.331          2.207        59,225,975
                                                       2001       2.615          2.331        67,658,190
                                                       2000       2.640          2.615        76,624,552
                                                       1999       2.176          2.640        88,550,617

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (1/92)...................................  2006       3.820          4.461                --
                                                       2005       3.547          3.820        85,582,319
                                                       2004       3.089          3.547        92,327,562
                                                       2003       2.359          3.089        97,403,572
                                                       2002       2.924          2.359       107,999,132
                                                       2001       2.990          2.924       121,148,360
                                                       2000       2.819          2.990       132,342,348
                                                       1999       2.211          2.819       144,148,362

Janus Aspen Series
  Janus Aspen International Growth Subaccount
  (Service Shares) (5/01)............................  2008       2.272          1.072        35,367,855
                                                       2007       1.797          2.272        36,144,395
                                                       2006       1.241          1.797        24,864,268
                                                       2005       0.952          1.241        10,005,318
                                                       2004       0.812          0.952         5,364,547
                                                       2003       0.611          0.812         3,557,813
                                                       2002       0.834          0.611         1,992,686
                                                       2001       1.000          0.834           767,684

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006       1.558          1.754                --
                                                       2005       1.517          1.558         4,950,831
                                                       2004       1.337          1.517         4,056,498
                                                       2003       1.000          1.337         1,896,134

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008       1.078          0.634        48,141,824
                                                       2007       1.075          1.078        54,277,162
                                                       2006       1.001          1.075        61,191,256
                                                       2005       0.908          1.001        61,275,134
                                                       2004       0.836          0.908        59,275,614
                                                       2003       0.629          0.836        46,835,775
                                                       2002       0.946          0.629        26,371,596
                                                       2001       1.000          0.946        11,836,932

  LMPVET Appreciation Subaccount (Class I) (5/02)....  2008       1.399          0.976         7,717,039
                                                       2007       1.306          1.399         7,342,253
                                                       2006       1.152          1.306         7,572,814
                                                       2005       1.119          1.152         6,750,878
                                                       2004       1.041          1.119         5,139,040
                                                       2003       0.846          1.041         2,886,552
                                                       2002       1.000          0.846           876,855

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008       1.251          0.784        48,183,741
                                                       2007       1.251          1.251        54,318,765
                                                       2006       1.084          1.251        38,001,963
                                                       2005       1.048          1.084        38,652,773
                                                       2004       0.981          1.048        38,936,677
                                                       2003       0.716          0.981        30,789,994
                                                       2002       0.921          0.716        21,690,834
                                                       2001       1.000          0.921        10,466,261

  LMPVET Investors Subaccount (Class I) (5/01).......  2008       1.250          0.795        19,001,026
                                                       2007       1.219          1.250        22,301,030
                                                       2006       1.044          1.219         6,506,843
                                                       2005       0.992          1.044         6,818,151
                                                       2004       0.910          0.992         6,899,092
                                                       2003       0.696          0.910         5,708,051
                                                       2002       0.916          0.696         4,408,473
                                                       2001       1.000          0.916         2,700,117

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/01).............................................  2008       1.088          0.674        11,381,434
                                                       2007       1.047          1.088        12,967,564
                                                       2006       1.013          1.047        14,660,743
                                                       2005       0.975          1.013        17,795,644
                                                       2004       0.984          0.975        19,869,473
                                                       2003       0.675          0.984        16,496,778
                                                       2002       0.908          0.675         2,526,696
                                                       2001       1.000          0.908           995,768

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008       1.312          0.768         6,707,096
                                                       2007       1.207          1.312         6,803,967
                                                       2006       1.084          1.207         6,508,896
                                                       2005       1.047          1.084         6,017,948
                                                       2004       0.921          1.047         6,387,344
                                                       2003       0.626          0.921         5,518,116
                                                       2002       0.971          0.626         1,495,493
                                                       2001       1.000          0.971           508,252

  LMPVET Social Awareness Subaccount (5/92)..........  2008       3.166          2.339        10,394,816
                                                       2007       2.891          3.166        11,275,531
                                                       2006       2.718          2.891        12,271,820
                                                       2005       2.637          2.718        13,245,591
                                                       2004       2.513          2.637        14,426,711
                                                       2003       1.975          2.513        15,327,635
                                                       2002       2.661          1.975        15,983,693
                                                       2001       3.195          2.661        17,249,885
                                                       2000       3.251          3.195        17,315,383
                                                       1999       2.842          3.251        17,998,888

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008       1.039          0.809           818,211
                                                       2007       1.038          1.039           874,650
                                                       2006       1.010          1.038           974,173
                                                       2005       0.999          1.010           741,455
                                                       2004       1.000          0.999           320,379
                                                       2003       1.000          1.000            36,742

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007       1.231          1.293                --
                                                       2006       1.055          1.231        21,950,368
                                                       2005       1.027          1.055        24,055,560
                                                       2004       0.960          1.027        26,498,188
                                                       2003       0.699          0.960        23,365,758
                                                       2002       0.945          0.699        16,640,804
                                                       2001       1.000          0.945        11,454,930

Met Investors Series Trust
  MIST Batterymarch Growth and Income Subaccount
  (Class A) (4/06)...................................  2008      23.826         14.854        11,794,160
                                                       2007      22.372         23.826        13,545,125
                                                       2006      20.733         22.372        15,540,097

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008       1.984          1.915                --
                                                       2007       1.895          1.984        22,810,239
                                                       2006       1.985          1.895        26,021,950

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008       6.037          4.524           337,705
                                                       2007       6.187          6.037           405,406

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007       1.275          1.339                --
                                                       2006       1.202          1.275         1,509,701

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008       1.341          0.830         2,311,787
                                                       2007       1.328          1.341         1,764,345

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008       1.029          0.594        22,196,176
                                                       2007       1.223          1.029        23,829,509
                                                       2006       1.003          1.223        28,287,284

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008       1.377          1.017         3,137,676
                                                       2007       1.408          1.377         2,990,006
                                                       2006       1.318          1.408         1,502,452

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008       1.537          0.900         6,162,171
                                                       2007       1.569          1.537         6,990,242
                                                       2006       1.421          1.569         3,580,826

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008       1.100          1.211        20,526,044
                                                       2007       1.239          1.100         1,469,239

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2008       5.148          3.096        38,816,907
                                                       2007       4.273          5.148        44,073,067

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008       1.224          0.986         3,022,283
                                                       2007       1.160          1.224         2,658,458
                                                       2006       1.104          1.160         1,212,542

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2008       1.105          0.695        12,672,418
                                                       2007       1.078          1.105        13,493,294
                                                       2006       1.001          1.078        13,865,576

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008       1.335          0.756           836,159
                                                       2007       1.208          1.335           824,820
                                                       2006       1.220          1.208           569,730

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008       1.455          0.882         1,764,570
                                                       2007       1.322          1.455         1,733,362
                                                       2006       1.329          1.322           605,918

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008       1.010          0.567       403,077,085

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008       1.079          0.995        13,033,753
                                                       2007       1.017          1.079         2,674,584

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008       2.083          1.382         6,662,970
                                                       2007       2.009          2.083         7,473,545
                                                       2006       1.864          2.009         8,341,752

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007       1.134          1.253                --
                                                       2006       1.075          1.134           642,248

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008       1.663          1.466         7,244,928
                                                       2007       1.579          1.663         6,549,681
                                                       2006       1.520          1.579         5,292,934

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008       1.716          1.190        39,099,914
                                                       2007       1.792          1.716        43,022,989
                                                       2006       1.754          1.792         5,532,209

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (6/93)...................................  2007       1.972          2.035           (20,386)
                                                       2006       1.914          1.972       174,876,474
                                                       2005       1.899          1.914       181,005,949
                                                       2004       1.837          1.899       185,980,211
                                                       2003       1.762          1.837       181,300,133
                                                       2002       1.637          1.762       202,596,628
                                                       2001       1.551          1.637       223,788,825
                                                       2000       1.398          1.551       144,750,526
                                                       1999       1.456          1.398       163,821,569

  MetLife Investment International Stock Subaccount
  (Class I) (5/93)...................................  2007       2.634          2.827            (5,336)
                                                       2006       2.108          2.634        91,422,895
                                                       2005       1.862          2.108       109,355,895
                                                       2004       1.641          1.862       120,928,660
                                                       2003       1.278          1.641       133,441,492
                                                       2002       1.666          1.278       157,090,552
                                                       2001       2.147          1.666       157,226,415
                                                       2000       2.364          2.147       124,881,600
                                                       1999       1.806          2.364       147,993,706

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (6/93)...................................  2007       2.065          2.157            (9,919)
                                                       2006       1.858          2.065       172,416,579
                                                       2005       1.763          1.858       186,731,780
                                                       2004       1.622          1.763       199,732,745
                                                       2003       1.282          1.622       208,253,227
                                                       2002       1.683          1.282       203,063,963
                                                       2001       2.022          1.683       199,593,964
                                                       2000       2.408          2.022       172,083,988
                                                       1999       2.445          2.408       176,542,224

  MetLife Investment Small Company Stock Subaccount
  (Class I) (5/93)...................................  2007       2.941          2.939             3,698
                                                       2006       2.620          2.941        72,466,187
                                                       2005       2.474          2.620        81,540,187
                                                       2004       2.179          2.474        89,121,953
                                                       2003       1.542          2.179        98,738,316
                                                       2002       2.047          1.542        93,220,050
                                                       2001       2.041          2.047       100,583,198
                                                       2000       1.877          2.041       143,472,873
                                                       1999       1.390          1.877       181,955,240

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008       0.750          0.402        11,249,366
                                                       2007       0.631          0.750        10,575,314
                                                       2006       0.645          0.631        10,310,292

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06) *...........................................  2008       1.097          1.047        43,742,684
                                                       2007       1.044          1.097        49,550,898
                                                       2006       1.001          1.044        55,573,018

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2008       2.645          1.964        56,850,802
                                                       2007       2.619          2.645        65,226,613

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06) *...........................................  2008       1.065          1.083        79,473,913
                                                       2007       1.026          1.065        72,440,191
                                                       2006       1.000          1.026        65,446,713

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008       1.162          0.633        45,330,042
                                                       2007       1.132          1.162        49,673,449
                                                       2006       1.114          1.132        58,715,231

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008       2.062          2.158        39,579,716
                                                       2007       2.033          2.062        45,493,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2008       1.146          0.674        40,330,161
                                                       2007       1.124          1.146        40,851,029
                                                       2006       1.000          1.124         1,821,329

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2008       1.096          0.927         5,279,005
                                                       2007       1.051          1.096         3,443,858
                                                       2006       1.000          1.051           589,878

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/06)........................  2008       1.102          0.853        40,839,279
                                                       2007       1.064          1.102        41,575,813
                                                       2006       1.000          1.064         2,943,596

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/06)..........................................  2008       1.108          0.781       285,726,194
                                                       2007       1.076          1.108       298,424,779
                                                       2006       1.000          1.076        12,199,186

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/06)........................  2008       1.132          0.726       274,797,664
                                                       2007       1.104          1.132       292,610,829
                                                       2006       1.000          1.104        11,214,398

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2008       1.128          0.701       430,298,527
                                                       2007       1.135          1.128       472,018,763

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008       2.846          2.184        38,128,897
                                                       2007       2.767          2.846        42,321,280
                                                       2006       2.582          2.767        43,108,066

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008       1.504          1.162                --
                                                       2007       1.415          1.504        13,025,119
                                                       2006       1.278          1.415         9,313,911

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008       2.786          1.594        26,728,249
                                                       2007       2.854          2.786        29,804,632

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2008       1.109          0.653       262,373,755
                                                       2007       1.055          1.109       292,762,439
                                                       2006       0.996          1.055       325,972,182

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008       2.917          1.916        30,839,634
                                                       2007       3.003          2.917        33,807,059

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008       1.155          0.661         5,791,874
                                                       2007       1.071          1.155         5,867,466
                                                       2006       0.998          1.071         4,455,391

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008       1.104          0.728        37,976,037

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008       2.276          2.243        24,910,830
                                                       2007       2.205          2.276        27,119,432
                                                       2006       2.126          2.205        29,444,349

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007       0.991          1.013                --
                                                       2006       0.997          0.991         1,629,642
                                                       2005       1.000          0.997           956,277

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008       1.167          1.208        24,330,167
                                                       2007       1.087          1.167        16,417,390
                                                       2006       1.060          1.087        13,855,215
                                                       2005       1.047          1.060        10,703,938
                                                       2004       1.011          1.047         5,878,579
                                                       2003       1.000          1.011         2,399,897

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007       1.984          2.121                --
                                                       2006       1.713          1.984        38,048,392
                                                       2005       1.620          1.713        36,511,569
                                                       2004       1.300          1.620        33,662,236
                                                       2003       0.879          1.300        27,307,302
                                                       2002       1.090          0.879        23,342,138
                                                       2001       1.000          1.090        11,993,138

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/05).............................................  2006       1.144          1.220                --
                                                       2005       1.000          1.144            94,134

  Travelers Convertible Securities Subaccount
  (6/05).............................................  2006       1.035          1.104                --
                                                       2005       1.000          1.035            37,238

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98).............................................  2006       1.815          1.985                --
                                                       2005       1.635          1.815        30,211,099
                                                       2004       1.422          1.635        31,509,991
                                                       2003       1.076          1.422        30,484,250
                                                       2002       1.272          1.076        29,242,637
                                                       2001       1.342          1.272        25,278,517
                                                       2000       1.165          1.342        20,156,506
                                                       1999       1.040          1.165         2,428,698

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/05)..............  2006       1.080          1.114                --
                                                       2005       1.000          1.080           147,192

  Travelers Managed Allocation Series: Aggressive
  Subaccount (11/05).................................  2006       1.034          1.100                --
                                                       2005       1.000          1.034                83

  Travelers Managed Allocation Series: Moderate
  Subaccount (8/05)..................................  2006       1.033          1.071                --
                                                       2005       1.000          1.033             2,191

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (10/05)......................  2006       1.041          1.088                --
                                                       2005       1.000          1.041             2,721

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (11/05)....................  2006       1.023          1.044                --
                                                       2005       1.000          1.023                27

  Travelers Mercury Large Cap Core Subaccount
  (5/05).............................................  2006       1.130          1.202                --
                                                       2005       1.000          1.130           574,689

  Travelers MFS(R) Mid Cap Growth Subaccount (5/01)..  2006       0.609          0.645                --
                                                       2005       0.598          0.609        11,492,968
                                                       2004       0.531          0.598        12,782,414
                                                       2003       0.392          0.531        11,787,849
                                                       2002       0.776          0.392         5,435,082
                                                       2001       1.000          0.776         2,867,666

  Travelers MFS(R) Total Return Subaccount (2/95)....  2006       2.498          2.582                --
                                                       2005       2.457          2.498        45,150,830
                                                       2004       2.232          2.457        42,102,235
                                                       2003       1.940          2.232        39,725,454
                                                       2002       2.073          1.940        37,930,887
                                                       2001       2.099          2.073        31,890,733
                                                       2000       1.822          2.099        24,307,183
                                                       1999       1.798          1.822        23,142,389

  Travelers MFS(R) Value Subaccount (5/04)...........  2006       1.181          1.278                --
                                                       2005       1.123          1.181         5,412,345
                                                       2004       1.000          1.123         1,087,015

  Travelers Mondrian International Stock Subaccount
  (5/04).............................................  2006       1.235          1.421                --
                                                       2005       1.142          1.235           982,369
                                                       2004       1.000          1.142           447,661

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (2/94)...........  2006       1.755          1.864                --
                                                       2005       1.676          1.755         9,439,078
                                                       2004       1.527          1.676        10,275,849
                                                       2003       1.249          1.527        11,576,990
                                                       2002       1.813          1.249        12,848,343
                                                       2001       2.384          1.813        16,856,879
                                                       2000       1.943          2.384        16,838,824
                                                       1999       1.969          1.943        15,035,212

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006       1.020          1.075                --
                                                       2005       1.000          1.020           373,899

  Travelers Pioneer Strategic Income Subaccount
  (3/95).............................................  2006       1.504          1.520                --
                                                       2005       1.469          1.504         3,088,278
                                                       2004       1.348          1.469           258,817
                                                       2003       1.348          1.348                --
                                                       2002       1.289          1.348                --
                                                       2001       1.252          1.289         5,511,538
                                                       2000       1.273          1.252         5,639,063
                                                       1999       1.275          1.273         6,580,248

  Travelers Strategic Equity Subaccount (2/95).......  2006       2.265          2.366                --
                                                       2005       2.247          2.265        31,245,585
                                                       2004       2.065          2.247        34,952,166
                                                       2003       1.577          2.065        38,379,656
                                                       2002       2.404          1.577        40,014,581
                                                       2001       2.810          2.404        45,323,782
                                                       2000       3.480          2.810        45,021,396
                                                       1999       2.664          3.480        37,607,862

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006       1.153          1.329                --
                                                       2005       1.000          1.153            50,746

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006       1.148          1.318                --
                                                       2005       1.000          1.148           107,466

  Travelers U.S. Government Securities Subaccount
  (1/92).............................................  2006       2.203          2.126                --
                                                       2005       2.138          2.203        34,189,320
                                                       2004       2.040          2.138        37,207,585
                                                       2003       2.010          2.040        44,868,613
                                                       2002       1.791          2.010        57,617,140
                                                       2001       1.714          1.791        31,721,264
                                                       2000       1.517          1.714        24,809,824
                                                       1999       1.602          1.517        27,101,315

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008       1.652          1.047         5,167,055
                                                       2007       1.712          1.652         6,446,258
                                                       2006       1.494          1.712         7,393,219
                                                       2005       1.453          1.494         7,258,912
                                                       2004       1.253          1.453         3,259,779
                                                       2003       1.000          1.253         1,506,552




        UNIVERSAL ANNUITY ADVANTAGE -- SEPARATE ACCOUNT 1.90% (3.5% AIR)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/92).............................................  2007      1.170          1.231             --
                                                       2006      1.033          1.170             --
                                                       2005      1.000          1.033             --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01)...................................  2006      1.159          1.130             --
                                                       2005      1.000          1.159             --

Capital Appreciation Fund
  Capital Appreciation Fund (12/87)..................  2006      1.169          1.156             --
                                                       2005      1.000          1.169             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.087          1.415             --
                                                       2005      1.000          1.087             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2008      0.943          0.889             --
                                                       2007      1.080          0.943             --
                                                       2006      1.061          1.080             --
                                                       2005      1.000          1.061             --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (1/92)......................................  2007      1.076          1.126             --
                                                       2006      1.022          1.076             --
                                                       2005      1.000          1.022             --

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/03)....................................  2008      1.427          0.802             --
                                                       2007      1.240          1.427             --
                                                       2006      1.134          1.240             --
                                                       2005      1.000          1.134             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (7/93)......................................  2008      1.220          0.686             --
                                                       2007      1.225          1.220             --
                                                       2006      1.039          1.225             --
                                                       2005      1.000          1.039             --

  Fidelity VIP Growth Subaccount (Initial Class)
  (1/92).............................................  2008      1.376          1.262             --
                                                       2007      1.105          1.376             --
                                                       2006      1.054          1.105             --
                                                       2005      1.000          1.054             --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      1.425          0.844             --
                                                       2007      1.259          1.425             --
                                                       2006      1.142          1.259             --
                                                       2005      1.000          1.142             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.227          0.693             --
                                                       2007      1.125          1.227             --
                                                       2006      1.055          1.125             --
                                                       2005      1.000          1.055             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.083          1.258             --
                                                       2005      1.000          1.083             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      1.924          0.893             --
                                                       2007      1.523          1.924             --
                                                       2006      1.211          1.523             --
                                                       2005      1.000          1.211             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.450          0.849             --
                                                       2007      1.281          1.450             --
                                                       2006      1.075          1.281             --
                                                       2005      1.000          1.075             --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (1/92)...................................  2007      1.222          1.292             --
                                                       2006      1.026          1.222             --
                                                       2005      1.000          1.026             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (1/92)...................................  2006      1.067          1.239             --
                                                       2005      1.000          1.067             --

High Yield Bond Trust
  High Yield Bond Trust (12/87)......................  2006      0.989          1.011             --
                                                       2005      1.000          0.989             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen International Growth Subaccount
  (Service Shares) (5/01)............................  2008      2.308          1.082             --
                                                       2007      1.838          2.308             --
                                                       2006      1.277          1.838             --
                                                       2005      1.000          1.277             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155             --
                                                       2005      1.000          1.032             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.181          0.690             --
                                                       2007      1.186          1.181             --
                                                       2006      1.111          1.186             --
                                                       2005      1.000          1.111             --

  LMPVET Appreciation Subaccount (Class I) (5/02)....  2008      1.218          0.844             --
                                                       2007      1.145          1.218             --
                                                       2006      1.016          1.145             --
                                                       2005      1.000          1.016             --

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      1.186          0.738             --
                                                       2007      1.194          1.186             --
                                                       2006      1.042          1.194             --
                                                       2005      1.000          1.042             --

  LMPVET Investors Subaccount (Class I) (5/01).......  2008      1.240          0.783             --
                                                       2007      1.217          1.240             --
                                                       2006      1.048          1.217             --
                                                       2005      1.000          1.048             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.121          0.690             --
                                                       2007      1.086          1.121             --
                                                       2006      1.058          1.086             --
                                                       2005      1.000          1.058             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.287          0.749             --
                                                       2007      1.192          1.287             --
                                                       2006      1.078          1.192             --
                                                       2005      1.000          1.078             --

  LMPVET Social Awareness Subaccount (5/92)..........  2008      1.203          0.883             --
                                                       2007      1.106          1.203             --
                                                       2006      1.047          1.106             --
                                                       2005      1.000          1.047             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.020          0.789             --
                                                       2007      1.025          1.020             --
                                                       2006      1.004          1.025             --
                                                       2005      1.000          1.004             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).........  2007      1.201          1.259             --
                                                       2006      1.036          1.201             --
                                                       2005      1.000          1.036             --

Managed Assets Trust
  Managed Assets Trust (12/87).......................  2006      1.020          1.051             --
                                                       2005      1.000          1.020             --

Met Investors Series Trust
  MIST Batterymarch Growth and Income Subaccount
  (Class A) (4/06)...................................  2008      1.243          0.770             --
                                                       2007      1.175          1.243             --
                                                       2006      1.094          1.175             --

  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.183          1.139             --
                                                       2007      1.137          1.183             --
                                                       2006      1.196          1.137             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008      1.080          0.804             --
                                                       2007      1.111          1.080             --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.322             --
                                                       2006      1.194          1.262             --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.318          0.811             --
                                                       2007      1.311          1.318             --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.018          0.584             --
                                                       2007      1.218          1.018             --
                                                       2006      1.003          1.218             --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.353          0.993             --
                                                       2007      1.393          1.353             --
                                                       2006      1.310          1.393             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.314          0.764             --
                                                       2007      1.351          1.314             --
                                                       2006      1.229          1.351             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.514          0.864             --
                                                       2007      1.183          1.514             --
                                                       2006      1.156          1.183             --

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.083          0.717             --
                                                       2007      1.224          1.083             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.157          0.849             --
                                                       2007      1.109          1.157             --
                                                       2006      1.051          1.109             --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2008      1.539          0.920             --
                                                       2007      1.283          1.539             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.204          0.964             --
                                                       2007      1.148          1.204             --
                                                       2006      1.098          1.148             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2008      1.093          0.683             --
                                                       2007      1.074          1.093             --
                                                       2006      1.001          1.074             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.312          0.739             --
                                                       2007      1.195          1.312             --
                                                       2006      1.212          1.195             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.430          0.861             --
                                                       2007      1.308          1.430             --
                                                       2006      1.321          1.308             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008      0.964          0.539             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.061          0.972             --
                                                       2007      1.004          1.061             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.227          0.808             --
                                                       2007      1.191          1.227             --
                                                       2006      1.110          1.191             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.123          1.238             --
                                                       2006      1.069          1.123             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.101          0.964             --
                                                       2007      1.052          1.101             --
                                                       2006      1.018          1.052             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.122          0.773             --
                                                       2007      1.179          1.122             --
                                                       2006      1.155          1.179             --

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (6/93)...................................  2007      1.018          1.045             --
                                                       2006      0.995          1.018             --
                                                       2005      1.000          0.995             --

  MetLife Investment International Stock Subaccount
  (Class I) (5/93)...................................  2007      1.392          1.485             --
                                                       2006      1.121          1.392             --
                                                       2005      1.000          1.121             --

  MetLife Investment Large Company Stock Subaccount
  (Class I) (6/93)...................................  2007      1.159          1.204             --
                                                       2006      1.049          1.159             --
                                                       2005      1.000          1.049             --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (5/93)...................................  2007      1.202          1.195             --
                                                       2006      1.078          1.202             --
                                                       2005      1.000          1.078             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.275          0.679             --
                                                       2007      1.080          1.275             --
                                                       2006      1.108          1.080             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06) *...........................................  2008      1.085          1.029             --
                                                       2007      1.039          1.085             --
                                                       2006      1.001          1.039             --

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2008      1.128          0.832             --
                                                       2007      1.121          1.128             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06) *...........................................  2008      1.054          1.065             --
                                                       2007      1.021          1.054             --
                                                       2006      1.000          1.021             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.143          0.619             --
                                                       2007      1.121          1.143             --
                                                       2006      1.108          1.121             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.058          1.100             --
                                                       2007      1.044          1.058             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2008      1.132          0.661             --
                                                       2007      1.117          1.132             --
                                                       2006      1.000          1.117             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2008      1.082          0.909             --
                                                       2007      1.045          1.082             --
                                                       2006      1.000          1.045             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/06)........................  2008      1.088          0.837             --
                                                       2007      1.058          1.088             --
                                                       2006      1.000          1.058             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/06)..........................................  2008      1.095          0.767             --
                                                       2007      1.069          1.095             --
                                                       2006      1.000          1.069             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/06)........................  2008      1.118          0.712             --
                                                       2007      1.097          1.118             --
                                                       2006      1.000          1.097             --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2008      1.116          0.689             --
                                                       2007      1.128          1.116             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.137          0.867             --
                                                       2007      1.113          1.137             --
                                                       2006      1.043          1.113             --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.305          1.086             --
                                                       2007      1.236          1.305             --
                                                       2006      1.120          1.236             --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.463          0.831             --
                                                       2007      1.500          1.463             --

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2008      1.097          0.642             --
                                                       2007      1.050          1.097             --
                                                       2006      0.996          1.050             --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.185          0.773             --
                                                       2007      1.220          1.185             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.142          0.650             --
                                                       2007      1.067          1.142             --
                                                       2006      0.998          1.067             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.891          0.584             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.072          1.111             --
                                                       2006      1.011          1.072             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.020          0.999             --
                                                       2007      0.995          1.020             --
                                                       2006      0.963          0.995             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)......................................  2007      0.981          0.999             --
                                                       2006      0.993          0.981             --
                                                       2005      1.000          0.993             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2008      1.088          1.119             --
                                                       2007      1.020          1.088             --
                                                       2006      1.001          1.020             --
                                                       2005      1.000          1.001             --

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297             --
                                                       2006      1.056          1.216             --
                                                       2005      1.000          1.056             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/05).............................................  2006      1.140          1.212             --
                                                       2005      1.000          1.140             --

  Travelers Convertible Securities Subaccount
  (6/05).............................................  2006      1.031          1.098             --
                                                       2005      1.000          1.031             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98).............................................  2006      1.096          1.196             --
                                                       2005      1.000          1.096             --

  Travelers Large Cap Subaccount (6/05)..............  2006      1.076          1.108             --
                                                       2005      1.000          1.076             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (11/05).................................  2006      1.033          1.097             --
                                                       2005      1.000          1.033             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (8/05)..................................  2006      1.031          1.067             --
                                                       2005      1.000          1.031             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (10/05)......................  2006      1.040          1.084             --
                                                       2005      1.000          1.040             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (11/05)....................  2006      1.022          1.041             --
                                                       2005      1.000          1.022             --

  Travelers Mercury Large Cap Core Subaccount
  (5/05).............................................  2006      1.126          1.194             --
                                                       2005      1.000          1.126             --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/01)..  2006      1.048          1.108             --
                                                       2005      1.000          1.048             --

  Travelers MFS(R) Total Return Subaccount (2/95)....  2006      1.011          1.043             --
                                                       2005      1.000          1.011             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.038          1.120             --
                                                       2005      1.000          1.038             --

  Travelers Mondrian International Stock Subaccount
  (5/04).............................................  2006      1.071          1.229             --
                                                       2005      1.000          1.071             --

  Travelers Pioneer Fund Subaccount (2/94)...........  2006      1.047          1.110             --
                                                       2005      1.000          1.047             --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.016          1.069             --
                                                       2005      1.000          1.016             --

  Travelers Pioneer Strategic Income Subaccount
  (3/95).............................................  2006      1.009          1.018             --
                                                       2005      1.000          1.009             --

  Travelers Strategic Equity Subaccount (2/95).......  2006      1.046          1.090             --
                                                       2005      1.000          1.046             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.149          1.321             --
                                                       2005      1.000          1.149             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.143          1.310             --
                                                       2005      1.000          1.143             --

  Travelers U.S. Government Securities Subaccount
  (1/92).............................................  2006      1.000          0.963             --
                                                       2005      1.000          1.000             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.125          0.709             --
                                                       2007      1.175          1.125             --
                                                       2006      1.031          1.175             --
                                                       2005      1.000          1.031             --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Growth and Income Stock Account for Variable Annuities merged into Met Investors Series Trust-Batterymarch Growth and Income Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Quality Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.- BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account Travelers Money Market Account for Variable Annuities merged into Metropolitan Series Fund, Inc.- BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by the Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Small Cap Portfolio was replaced by the Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES





                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Lehman Brothers(R) Aggregate Bond Index      Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                           Portfolio -- Class A
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
     International Growth                      Overseas Portfolio -- Service Shares
       Portfolio -- Service Shares


UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                 BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                           Portfolio -- Class A
  Legg Mason Partners Managed Assets           BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
     FI Large Cap Portfolio -- Class A         BlackRock Legacy Large Cap Growth
                                                    Portfolio -- Class A


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were replaced by the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  PIMCO VIT Total Return                       PIMCO Total Return Portfolio -- Class B
     Portfolio -- Administrative Class
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Van Kampen Life Investment Trust Comstock    Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class II

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
Janus Aspen Series                 Overseas Portfolio                 Janus Overseas Portfolo
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Equity-Income Portfolio            Fidelity VIP Equity-Income
  Products                                                            Portfolio(R)
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firms

          Condensed Financial Information

          Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name:

Address:

Form SAI Book 93


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                                   APPENDIX E

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WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.


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                                   APPENDIX F

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                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of Fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and Annuity obligations. Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account . The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at Our discretion. Investment income from such Fixed Account assets will be allocated to Us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to Us includes compensation for mortality and expense risks borne by Us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in Our sole discretion at such rate or rates as We prospectively declare from time to time.

We guarantee that for the life of the Contract We will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest We credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in Our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors We may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. If You have a loan outstanding, the Contract Value of the Fixed Account that secures the loan may not be transferred to the Funding Options.

Automated transfers from the Fixed Account to any of the Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete Your Fixed Account value in a period of less than twelve months from Your enrollment in the Dollar Cost Averaging Program.


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